Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33632
Entity Registrant Name	BROOKFIELD INFRASTRUCTURE PARTNERS L.P.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	73 Front Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001406234
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	73 Front Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Contact Personnel Name	Jane Sheere
City Area Code	441
Local Phone Number	294-3309
Contact Personnel Email Address	bip.enquiries@brookfield.com
Limited Partnership Units
Document Information [Line Items]
Title of 12(b) Security	Limited Partnership Units
Trading Symbol	BIP; BIP UN
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding (in shares)	461,343,972
Class A Preferred Limited Partnership Units, Series 13
Document Information [Line Items]
Title of 12(b) Security	Class A Preferred Limited Partnership Units, Series 13
Trading Symbol	BIP PR A
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding (in shares)	8,000,000
Class A Preferred Limited Partnership Units, Series 14
Document Information [Line Items]
Title of 12(b) Security	Class A Preferred Limited Partnership Units, Series 14
Trading Symbol	BIP PR B
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding (in shares)	8,000,000
Subordinated notes, Maturing 2081
Document Information [Line Items]
Title of 12(b) Security	5.000% Subordinated Notes due 2081 (and the subordinated guarantees related thereto)
Trading Symbol	BIPH
Security Exchange Name	NYSE
Perpetual Subordinated Notes 5.125%
Document Information [Line Items]
Title of 12(b) Security	5.125% Perpetual Subordinated Notes (and the subordinated guarantees related thereto)
Trading Symbol	BIPI
Security Exchange Name	NYSE
Preference Limited Partnership Units, Series 1
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	4,989,265
Class A Preference Limited Partnership Units, Series 3
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	4,989,262
Series 9 Preferred Units
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	7,986,595
Series 11 Preferred Units
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	9,936,190
General Partner
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	1